16. LOANS PAYABLE: Schedule of Current loans payables (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Loans Payable, Current	$ 31,349,758	$ 0
Platinum Vapes loan
Debt Instrument, Face Amount	$ 16,655,835
Debt Instrument, Interest Rate, Stated Percentage	0.00%
Debt Instrument, Payment Terms	principal due on maturity
Debt Instrument, Maturity Date	Jan. 12, 2021
Loans Payable, Current	$ 16,394,996	0
Private loans
Debt Instrument, Face Amount	$ 1,069,616
Debt Instrument, Payment Terms	principal due on demand
Loans Payable, Current	$ 1,069,616	0
1260356 Ontario Ltd
Debt Instrument, Face Amount	$ 9,658,595
Debt Instrument, Interest Rate, Stated Percentage	0.00%
Debt Instrument, Payment Terms	due on demand
Loans Payable, Current	$ 9,658,595	0
MidAmerican Growers SBA loan 1
Debt Instrument, Face Amount	$ 1,364,888
Debt Instrument, Interest Rate, Stated Percentage	1.00%
Debt Instrument, Payment Terms	principal and interest payable at maturity
Debt Instrument, Maturity Date	Apr. 06, 2021
Loans Payable, Current	$ 1,364,888	0
Payable to Oakshire
Debt Instrument, Face Amount	$ 1,080,947
Debt Instrument, Interest Rate, Stated Percentage	0.00%
Debt Instrument, Payment Terms	no fixed payment terms
Loans Payable, Current	$ 1,080,947	0
Payable to Pharmaco
Debt Instrument, Face Amount	$ 1,717,056
Debt Instrument, Interest Rate, Stated Percentage	0.00%
Debt Instrument, Payment Terms	no fixed payment terms
Loans Payable, Current	$ 1,717,056	0
Payable to Luna
Debt Instrument, Face Amount	$ 63,660
Debt Instrument, Interest Rate, Stated Percentage	0.00%
Debt Instrument, Payment Terms	no fixed payment terms
Loans Payable, Current	$ 63,660	$ 0